Management of Financial Risk	12 Months Ended
Dec. 31, 2018
Management of Financial Risk [abstract]
Management of Financial Risk

32.  Management of Financial Risk

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.

The Company is exposed to certain financial risks, including credit risk, liquidity risk, currency risk, metal price risk, and interest rate risk.

(a)    Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. All of our trade accounts receivables from concentrate sales are held with large international metals trading companies.

The Company’s cash and cash equivalents and short term investments are held through large financial institutions. These investments mature at various dates within one year.

The Company’s maximum exposure to credit risk as at December 31, 2018 and 2017 is as follows:

	December 31,	December 31,
	2018	2017
Cash and cash equivalents	$90,503	$183,074
Short term investments	72,824	29,500
Marketable securities	-	556
Derivative assets	2,646	140
Accounts receivable and other assets	32,769	36,370
Income tax receivable	136	130
Other non-current receivables	15,241	1,223
	$214,119	$250,993

The carrying amount of financial assets recorded in the financial statements represents the Company’s maximum exposure to credit risk. We limit our exposure to counterparty credit risk on cash and term deposits by only dealing with financial institutions with high credit ratings and through our investment policy of purchasing only instruments with a high credit rating. Almost all of our concentrate are sold to large well-known concentrate buyers.

(b)    Liquidity Risk

Liquidity risk is the risk that we will not be able to meet our financial obligations as they come due. We manage our liquidity risk by continually monitoring forecasted and actual cash flows. We have in place a planning and budgeting process to help determine the funds required to support our normal operating requirements and our development plans. We aim to maintain sufficient liquidity to meet our short term business requirements, taking into account our anticipated cash flows from operations, our holdings of cash and cash equivalents, and our committed and anticipated liabilities.

The following are the remaining contractual maturities of financial liabilities at the reporting date. The tables include cash flows associated with both interest and principal payments.

	Expected payments due by year as at December 31, 2018
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$48,510	$-	$-	$-	$48,510
Credit facility	-	-	70,000	-	70,000
Derivative liabilities	224	-	-	-	224
Income tax payable	8,358	-	-	-	8,358
Equipment loan	4,328	5,371	-	-	9,699
Other liabilities	-	1,166	-	-	1,166
Operating leases	1,055	1,248	250	-	2,553
Capital commitments, Lindero	111,940	-	-	-	111,940
Provisions	878	6,738	4,029	6,262	17,907
	$175,293	$14,523	$74,279	$6,262	$270,357

	Expected payments due by year as at December 31, 2017
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$41,476	$-	$-	$-	$41,476
Bank loan	-	40,000	-	-	40,000
Derivative liabilities	2,328	-	-	-	2,328
Income tax payable	14,237	-	-	-	14,237
Finance lease obligations	906	-	-	-	906
Other liabilities	-	1,356	-	-	1,356
Operating leases	653	1,025	634	-	2,312
Provisions	1,708	4,690	5,465	3,323	15,186
	$61,308	$47,071	$6,099	$3,323	$117,801

Operating leases includes leases for office premises, computer equipment and other equipment used in the normal course of business.

(c)    Currency risk

The functional and reporting currency for all entities within the consolidated group is the US dollar. We are exposed to fluctuations in foreign exchange rates as a portion of our expenses are incurred in Canadian dollars, Peruvian soles, Argentinean pesos and Mexican pesos. A significant change in the foreign exchange rates between the United States dollar relative to the other currencies could have a material effect on the Company’s profit or loss, financial position, or cash flows. We have not hedged our exposure to foreign currency fluctuations.

As at December 31, 2018 and 2017, the Company was exposed to currency risk through the following assets and liabilities denominated in foreign currencies:

	December 31, 2018
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	376	941	37,039	6,967
Accounts receivable and other assets	279	3,660	11,836	598,002
Income tax receivable	-	459	-	-
Investments in associates	5,244	-	-	-
Trade and other payables	(8,478)	(18,492)	(218,833)	(125,159)
Due to related parties	(23)	-	-	-
Provisions, current	-	-	(2,991)	-
Income tax payable	-	(4,591)	(59,810)	-
Other liabilities	-	-	(2,296)	-
Provisions	-	-	(66,977)	-
Total foreign currency exposure	(2,602)	(18,023)	(302,032)	479,810
US$ equivalent of foreign currency exposure	(2,010)	(5,458)	(16,055)	11,646

	December 31, 2017
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentinian Pesos
Cash and cash equivalents	4,511	693	27,842	12,186
Marketable securities	697	-	-	-
Accounts receivable and other assets	292	4,428	3,018	33
Income tax receivable	-	421	-	-
Investments in associates	3,685	-	-	-
Trade and other payables	(14,950)	(17,244)	(253,702)	(7,814)
Provisions, current	-	-	(2,418)	-
Income tax payable	-	(6,631)	(176,977)	-
Other liabilities	(1,576)	-	(1,967)	-
Provisions	-	-	(78,567)	-
Total foreign currency exposure	(7,341)	(18,333)	(482,771)	4,405
US$ equivalent of foreign currency exposure	(5,852)	(5,650)	(24,462)	236

Sensitivity as to change in foreign currency exchange rates on our foreign currency exposure as at December 31, 2018 is provided below:

		Effect on foreign
		denominated
Currency	Change	items
Mexican Peso	+/- 10%	$1,874
Peruvian Soles	+/- 10%	$506
Argentinian Peso	+/- 10%	$878
Canadian Dollar	+/- 10%	$351

(d)    Metal Price Risk

We are exposed to metal price risk with respect to our sales of silver, gold, zinc, and lead concentrates. A 10% change in metal prices from the prices used at December 31, 2018 would result in the following change to sales and accounts receivable for sales which are still based on provisional prices as at December 31, 2018. As a matter of policy, we do not hedge our silver production.

Metal	Change	Effect on Sales
Silver	+/- 10%	$2,201
Gold	+/- 10%	$1,332
Lead	+/- 10%	$196
Zinc	+/- 10%	$365

We mitigate the price risk of our base metal production from time to time by committing a portion of such production under forward sales and collar contracts. As at December 31, 2018, the Company has zero cost collars for an aggregate of 4,500 tonnes of zinc with a floor price of $3,050 per tonne and a cap price of $3,300 per tonne maturing between January and June 2019.

(note 7(a)).

(e)    Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Currently, our interest rate exposure mainly relates to interest earned on our cash, cash equivalent, and short term investment balances, and the mark-to-market value of derivative instruments which depend on interest rates. We have entered into an interest rate swap to mitigate the interest rate risk on our bank loan.

(f)    Capital RiskManagement

The Company’s objective when managing its capital is to maintain its ability to continue as a going concern while at the same time maximizing the growth of its business and providing returns to its shareholders.  The Company manages its capital structure and makes adjustments based on changes to its economic environment and the risk characteristics of the Company’s assets.  The Company’s capital requirement is effectively managed based on the Company having a thorough reporting, planning and forecasting process to help identify the funds required to ensure the Company is able to meet its operating and growth objectives.

The Company’s capital structure consists of equity comprising of share capital, reserves and retained earnings as well as debt facilities, equipment financing obligations less cash, cash equivalents and short-term investments.

	December 31,	December 31,
	2018	2017
Equity	$602,804	$563,584
Credit facilities	69,302	39,871
Equipment financing obligations	8,766	906
Less: Cash, cash equivalents and short-term investments	(163,327)	(212,574)
	$517,545	$391,787

The Company is not subject to externally imposed capital requirements with the exception of complying with covenants under the credit facility.  As at December 31, 2018 and 2017, the Company was in compliance with the covenants.